Risk Management (Details) - Schedule of breakdown by maturity - Liquidity Risk [Member] - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Maturity of financial assets [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	$ 62,581,667	$ 54,604,081
Maturity of financial assets [Member] | Demand [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	5,454,325	4,034,824
Maturity of financial assets [Member] | Up to 1 month [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	5,010,170	2,639,165
Maturity of financial assets [Member] | Between 1 and 3 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	2,013,914	1,848,268
Maturity of financial assets [Member] | Between 3 and 12 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	5,287,477	4,655,603
Maturity of financial assets [Member] | Between 1 and 3 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	7,905,288	5,589,111
Maturity of financial assets [Member] | Between 3 and 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	7,477,525	4,399,179
Maturity of financial assets [Member] | More than 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	29,432,968	31,437,931
Maturity of financial liabilities [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(57,773,826)	(50,983,667)
Maturity of financial liabilities [Member] | Demand [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(19,625,676)	(15,867,957)
Maturity of financial liabilities [Member] | Up to 1 month [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(5,720,212)	(7,821,474)
Maturity of financial liabilities [Member] | Between 1 and 3 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(3,886,855)	(4,029,845)
Maturity of financial liabilities [Member] | Between 3 and 12 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(6,075,164)	(3,589,747)
Maturity of financial liabilities [Member] | Between 1 and 3 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(10,533,015)	(4,714,324)
Maturity of financial liabilities [Member] | Between 3 and 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(4,737,817)	(8,142,738)
Maturity of financial liabilities [Member] | More than 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(7,195,087)	(6,817,582)
Net maturity financial assets/(liabilities) [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	4,807,841	3,620,414
Net maturity financial assets/(liabilities) [Member] | Demand [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(14,171,351)	(11,833,133)
Net maturity financial assets/(liabilities) [Member] | Up to 1 month [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(710,042)	(5,182,309)
Net maturity financial assets/(liabilities) [Member] | Between 1 and 3 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(1,872,941)	(2,181,577)
Net maturity financial assets/(liabilities) [Member] | Between 3 and 12 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(787,687)	1,065,856
Net maturity financial assets/(liabilities) [Member] | Between 1 and 3 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(2,627,727)	874,787
Net maturity financial assets/(liabilities) [Member] | Between 3 and 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	2,739,708	(3,743,559)
Net maturity financial assets/(liabilities) [Member] | More than 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	22,237,881	24,620,349
Pledges and other commercial commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(579,051)	(441,508)
Pledges and other commercial commitments [Member] | Demand [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)
Pledges and other commercial commitments [Member] | Up to 1 month [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(29,336)	(33,588)
Pledges and other commercial commitments [Member] | Between 1 and 3 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(44,479)	(29,958)
Pledges and other commercial commitments [Member] | Between 3 and 12 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(442,801)	(367,164)
Pledges and other commercial commitments [Member] | Between 1 and 3 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(52,665)	(10,798)
Pledges and other commercial commitments [Member] | Between 3 and 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(798)
Pledges and other commercial commitments [Member] | More than 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(8,972)
Confirmed foreign letters of credit [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(53,777)	(82,779)
Confirmed foreign letters of credit [Member] | Demand [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)
Confirmed foreign letters of credit [Member] | Up to 1 month [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(29,379)	(18,247)
Confirmed foreign letters of credit [Member] | Between 1 and 3 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(20,199)	(48,056)
Confirmed foreign letters of credit [Member] | Between 3 and 12 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(4,199)	(16,163)
Confirmed foreign letters of credit [Member] | Between 1 and 3 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)		(313)
Confirmed foreign letters of credit [Member] | Between 3 and 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)
Confirmed foreign letters of credit [Member] | More than 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)
Letters of credit issued [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(323,531)	(165,119)
Letters of credit issued [Member] | Demand [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)
Letters of credit issued [Member] | Up to 1 month [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(77,679)	(42,089)
Letters of credit issued [Member] | Between 1 and 3 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(156,045)	(83,764)
Letters of credit issued [Member] | Between 3 and 12 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(89,794)	(36,201)
Letters of credit issued [Member] | Between 1 and 3 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(13)	(3,065)
Letters of credit issued [Member] | Between 3 and 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)
Letters of credit issued [Member] | More than 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)
Performance guarantee [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(1,390,410)	(1,090,643)
Performance guarantee [Member] | Demand [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)
Performance guarantee [Member] | Up to 1 month [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(93,792)	(114,653)
Performance guarantee [Member] | Between 1 and 3 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(178,894)	(181,399)
Performance guarantee [Member] | Between 3 and 12 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(649,643)	(437,835)
Performance guarantee [Member] | Between 1 and 3 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(423,555)	(303,165)
Performance guarantee [Member] | Between 3 and 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(37,463)	(46,971)
Performance guarantee [Member] | More than 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(7,063)	(6,620)
Net maturity including commitments [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	2,461,072	1,840,365
Net maturity including commitments [Member] | Demand [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(14,171,351)	(11,833,133)
Net maturity including commitments [Member] | Up to 1 month [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(940,228)	(5,390,886)
Net maturity including commitments [Member] | Between 1 and 3 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(2,272,558)	(2,524,754)
Net maturity including commitments [Member] | Between 3 and 12 months [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(1,974,124)	208,493
Net maturity including commitments [Member] | Between 1 and 3 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	(3,103,960)	557,446
Net maturity including commitments [Member] | Between 3 and 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	2,701,447	(3,790,530)
Net maturity including commitments [Member] | More than 5 years [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Net maturity financial assets/(liabilities)	$ 22,221,846	$ 24,613,729